Variable interest entities and securitization	12 Months Ended
Dec. 31, 2018
Securitizations And Variable Interest Entities Disclosure [Abstract]
Variable interest entities and securitization
Variable interest entities and securitization

BNY Mellon has variable interests in VIEs, which include investments in retail, institutional and alternative investment funds, including CLO structures in which we provide asset management services, some of which are consolidated. The investment funds are offered to our retail and institutional clients to provide them with access to investment vehicles with specific investment objectives and strategies that address the client’s investment needs.

BNY Mellon earns management fees from these funds as well as performance fees in certain funds and may also provide start-up capital for its new funds. The funds are primarily financed by our customers’ investments in the funds’ equity or debt.

Additionally, BNY Mellon invests in qualified affordable housing and renewable energy projects, which are designed to generate a return primarily through the realization of tax credits by the Company. The projects, which are structured as limited partnerships and LLCs, are also VIEs, but are not consolidated.

The following table presents the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements as of Dec. 31, 2018 and Dec. 31, 2017. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Consolidated investments
	Dec. 31, 2018				Dec. 31, 2017
(in millions)	Investment Management funds		Securitization	Total consolidated investments	Investment Management funds		Securitization	Total consolidated investments
Securities - Available-for-sale	$—		$—	$—	$—		$400	$400
Trading assets	243		400	643	516		—	516
Other assets	220		—	220	215		—	215
Total assets	$463	(a)	$400	$863	$731	(b)	$400	$1,131
Other liabilities	$2		$371	$373	$2		$367	$369
Total liabilities	$2	(a)	$371	$373	$2	(b)	$367	$369
Nonredeemable noncontrolling interests	$101	(a)	$—	$101	$316	(b)	$—	$316

(a)	Includes VMEs with assets of $253 million, liabilities of $2 million and nonredeemable noncontrolling interests of less than $1 million.

(b)	Includes VMEs with assets of $84 million, liabilities of $1 million and nonredeemable noncontrolling interests of $1 million.

BNY Mellon has not provided financial or other support that was not otherwise contractually required to be provided to our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.
Non-consolidated VIEs

As of Dec. 31, 2018 and Dec. 31, 2017, the following assets and liabilities related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements and primarily relate to accounting for our investments in qualified affordable housing and renewable energy projects.

The maximum loss exposure indicated in the table below relates solely to BNY Mellon’s investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs
	Dec. 31, 2018			Dec. 31, 2017
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities - Available-for-sale (a)	$214	$—	$214	$203	$—	$203
Other	2,450	479	2,929	2,592	486	3,078

(a)	Includes investments in the Company’s sponsored CLOs.